Consolidated Statements Of Changes In Stockholders' Equity And Accumulated Other Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity And Accumulated Other Comprehensive Income (Loss)
Change in fair value of marketable securities, tax	$ 0.1	$ 0	$ 0.2
Change in fair value of derivatives, tax	4.8	2.5	2.9
Net unamortized (gain) loss arising during period, including amortization of unrecognized net actuarial loss, taxes	9.0	9.5	19.1
Adjustment related to adoption of measurement date provisions of SFAS No. 158, tax			$ 0.3
Cash dividends declared, per share	$ 1.28	$ 1.00	$ 0.80
Stock option exercises, shares	2.3	2.9	3.3
Purchases of common stock for treasury, shares	8.6	2.0	5.1
Issuance of treasury stock under Employee Stock Purchase Plan and other plans, shares	0.2	0.3	0.3